Accrued Expenses (Schedule Of Accrued Expenses) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011	Dec. 30, 2010
Accrued Expenses [Abstract]
Make-good reserve		$ 2.7	$ 2.8
Accrued interest		9.5	2.1
Deferred rent		2.9	2.2
Other accrued expenses		1.1	1.5
Total accrued expenses	$ 18.1	$ 16.2	$ 8.6